Taxes On Income	12 Months Ended
Dec. 31, 2011
Taxes On Income
Taxes On Income
NOTE 13:-	TAXES ON INCOME

a.
Commencing taxable year 2003, the Company has elected to measure its taxable income and file its tax return under the Israeli Income Tax Regulations (Principles Regarding the Management of Books of Account of Foreign Invested Companies and Certain Partnerships and the Determination of Their Taxable Income), 1986. Accordingly, results for tax purposes are measured in terms of earnings in U.S. dollars.

b.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959:

Alvarion Ltd. has been granted status as an "Approved Enterprise" under the Law for the Encouragement of Capital Investments, 1959 ("the Investment Law").

According to the provision of the Investment Law, Alvarion Ltd. has elected the "alternative benefits" track provisions of the Investment Law, pursuant to which Alvarion Ltd. has waived its right to grants and instead receives a tax benefit on undistributed income derived from the "Approved Enterprise" program. The entitlement to tax benefits depends upon compliance with the Investment Law regulations.

In 1997, Alvarion Ltd.'s production facility in Nazareth was granted a status of "Approved Enterprise". During 2000, Alvarion Ltd.'s expansion request for its second "Approved Enterprise" regarding its production facilities in Migdal Haemek was approved. In connection with its merger with Floware Ltd. ("Floware") in 2001, Floware Ltd. was granted "Approved Enterprise" status for its 1997 plan regarding the production facility in Or-Yehuda.

The period of benefits for all plans will commence with the first year in which the Company earns taxable income after the commencement year. The duration of tax benefits is subject to limits of the earlier of 12 years from the commencement of production, or 14 years from receiving the approval. The period of benefits for all plans has not yet commenced. The limitation mentioned does not apply to the exemption periods and plans.

Alvarion Ltd.'s entitlement to the above benefits is conditional upon its fulfilling the conditions stipulated by the Investment Law, regulations published thereunder and the letters of approval for the specific investments in "Approved Enterprises". In the event of failure to comply with these conditions, any benefits which were previously granted may be canceled and the Company may be required to refund the amount of the benefits, in whole or in part, including interest and CPI adjustments.

If these retained tax-exempt profits are distributed they would be taxed at the corporate tax rate applicable to such profits as if the Company had not elected the alternative benefit track. As of December 31, 2011, the accumulated deficit of the Company does not include tax-exempt profits earned by the Company's "Approved Enterprise".

Income from sources other than "Approved Enterprise" during the benefit period will be subject to tax at the regular corporate tax rate.

On April 1, 2005, an amendment to the Investment Law came into effect (the "Amendment") and significantly changed the provisions of the Investment Law.  Generally, the Company's investment programs that obtained approval for Approved Enterprise status prior to enactment of the Amendment will continue to be subject to the old provisions of the Investment Law.

The Amendment enacted major changes in the manner in which tax benefits are awarded under the Investment Law so that companies are no longer required to get the Investment Center's prior approval to qualify for tax benefits. Such an enterprise is a "Privileged Enterprise", rather than the previous terminology of Approved Enterprise. The period of tax benefits for a new Privileged Enterprise commences in the "Year of Commencement", which is the later of: (1) the year of election, or (2) the year in which taxable income is first generated by the company after the election year.

The Amendment limits the scope of enterprises which may be approved by the Investment Center by setting criteria for the approval of a facility as a Privileged Enterprise, such as the provision generally requiring that at least 25% of the Privileged Enterprise's income will be derived from export.

Under the Amendment, in 2005 and 2007, the Company announced 2004 and 2006 (respectively) as the "Election Year" and submitted an expansion request for additional "Privileged Enterprise" status regarding its production facilities. A portion of the taxable income derived from this "Privileged Enterprise" will be tax-exempt for a period of 10 years. The 10 years period of benefits will commence with the first year in which the Company earns taxable income after the election year.

The Company has no taxable income since inception and does not have any profits under the Approved/Privileged Enterprise.

In December 2010, the "Knesset" (Israeli Parliament) passed the Law for Economic Policy for 2011 and 2012 (Amended Legislation), 2011, which prescribes, among others, amendments in the Law for the Encouragement of Capital Investments, 1959 ("the Law"). The amendment was enacted in 2011 and became effective as of January 1, 2011. According to the amendment, the benefit tracks in the Law were modified and a flat tax rate applies to the Company's entire preferred income. The Company will be able to elect to apply (the waiver is irrevocable) the amendment and from then on it will be subject to the amended tax rates that are: 2011 and 2012 - 15% (in development area A - 10%), 2013 and 2014 - 12.5% (in development area A - 7%) and in 2015 and thereafter - 12% (in development area A - 6%).

c.	Tax benefits under the Law for the Encouragement of Industry (Taxation), 1969:

The Company is an "industrial company" under the above law and, as such, is entitled to certain tax benefits, mainly accelerated depreciation of machinery and equipment. For tax purposes only, the Company may also be entitled to deduct over a three-year period expenses incurred in connection with a public share offering and to amortize know-how over an eight-year period.

d.	Loss before income tax expense:

	Year ended December 31,
	2009	2010	2011

Domestic	$(11,557)	$(65,207)	$(21,464)
Foreign	4,369	(32,378)	(12,358)

	$(7,188)	$(97,585)	$(33,822)

e.	Taxes on income are comprised of the following:

	Year ended December 31,
	2010	2011

Current	$894	$-
Deferred	-	-

	$894	$-

Domestic	$125	$144
Foreign	769	(144)

	$894	$-

Income tax expenses for 2009 are not presented due to immateriality.

f.	Reconciliation of the theoretical tax expenses:

Reconciliation between the theoretical tax expenses, assuming all income is taxed at the statutory rate applicable and the actual income tax as reported in the statements of income, is as follows:

	Year ended December 31,
	2010	2011

Loss before taxes	$97,585	$33,822
Statutory tax rate in Israel	25%	24%

Tax benefit	(24,396)	(8,117)

Permanent differences	17,921	801
Loss for which a valuation allowance was provided	6,794	7,734
Tax expenses adjustment due to past years	45	124
Withholdings and other taxes	125	193
Differences in tax rate	404	163
Uncertain tax position and other differences	-	(898)

Tax expense	$894	$-

Income tax expenses for 2009 are not presented due to immateriality.

The main reconciling items between the statutory tax rate of the Company and the effective tax rate are the permanent differences and the non-recognition of tax benefits resulting from the Company's accumulated net operating losses carryforward due to the uncertainty of the realization of such tax benefits.

g.	Carryforward losses:

As of December 31, 2011, Alvarion Ltd. and Wavion Ltd. had an available tax loss carry forward amounting to approximately $ 205,900 and $38,500, respectively, which may be carried forward, in order to offset taxable income in the future, for an indefinite period.

As of December 31, 2011, the U.S. subsidiaries had approximately $ 42,330 in federal net operating loss carryforward for income tax purposes, which can be carried forward and offset against taxable income for 20 years and will expire between 2012 and 2031. The state tax losses carryforwards of the U.S. subsidiaries are approximately $14,370 and this balance will expire between 2012 through 2021.

The state and U.S. federal loss carry forwards per the income tax returns filed included uncertain tax positions taken in prior years.  Due to application of uncertain tax positions, they are larger than the net operating loss deferred tax asset recognized for financial statement purposes.

Utilization of U.S. net operating losses may be subject to substantial annual limitations due to the "change in ownership" provisions ("annual limitations") of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

h.	Tax rates applicable to the income of the Company:

Taxable income of Israeli company is subject to tax at the rate of 26% in 2009, 25% in 2010 and 24% in 2011. In December 5, 2011, the Knesset (Israel's Parliament) passed a law for changing the tax burden (the Law), which cancels, among others, the gradual reduction in the corporate tax rates in Israel. In addition, the corporate tax in Israel will be increased to 25% starting in 2012. Accordingly, the real capital gains tax rate will increase to 25%. There was no effect on the Company as a result of  the above mentioned changes.

i.	Deferred taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax liabilities and assets are as follows:

	December 31,
	2010	2011
Tax assets in respect of:
Allowance for doubtful accounts	$1,319	$1,604
Accrued severance pay and accrued vacation pay	1,053	862
Reaserch and development expenses	4,457	4,270
Other deductions for tax purposes	2,452	1,712
Net loss carry forward	43,119	76,181

Total deferred tax assets	52,400	84,629

Deferred tax liabilities:
Acquired intangibles	-	(7,743)

Deferred tax assets, net before valuation allowance	52,400	76,886
Valuation allowance	(52,400)	(76,886)

Deferred tax assets	$-	$-

j.	A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	December 31,
	2010	2011

Opening balance	$3,223	$3,363
Additions for (settlement of) prior year tax positions	92	(878)
Additions for current year tax position	48	52

Closing balance	$3,363	$2,537

During the years ended December 31, 2009, 2010 and 2011, the Company recorded $ 26, $ 92 and $ 100, respectively for interest and penalties expenses related to uncertain tax positions. The liability for unrecognized tax benefits included accrued interest and penalties of $ 810 and $ 910 at December 31, 2010 and 2011, respectively.

As of December 31, 2011, the entire amount of unrecognized tax benefit could affect the Company's income tax provision and the effective tax rate.

k.
The Company and its subsidiaries file income tax returns in Israel, USA and other foreign jurisdictions. With respect to Alvarion Ltd., the Israeli Tax Authorities had never examined the Company's tax returns, nevertheless the tax returns until 2006 tax year (including 2006 tax returns) are deemed to be approved.  With respect to the Israeli subsidiary the tax returns until 2005 (including 2005 tax returns) are deemed to be approved. The statute of limitations relating to the U.S. Federal income tax return is closed for all tax years up to and including 2007.